14 Prepaid Expenses (Details 1) R$ in Thousands	12 Months Ended
	Dec. 31, 2020 BRL (R$) MW	Dec. 31, 2019 BRL (R$)	Dec. 31, 2018 BRL (R$)
Disclosure of fair value measurement of assets [line items]
Asset value to recover as renegotiation of GSF	R$ 24,628	R$ 34,847	R$ 24,628
Hydrological risk [member]
Disclosure of fair value measurement of assets [line items]
Eligible amount of energy (Average MW) | MW	458,419
Asset value to recover as renegotiation of GSF	R$ 134,620
Value of prepaid expenses to amortize with future risk premium	76,171
Value of intangible assets amortization over the concession period	R$ 58,449
Maua [member] | Hydrological risk [member]
Disclosure of fair value measurement of assets [line items]
Physical guarantee (Average MW) | MW	100,827
Eligible amount of energy (Average MW) | MW	97.391
Amortization period of prepaid expenses	01.01.2016 to 06.30.2020
Grant extension period (intangible asset)	not applicable
Asset value to recover as renegotiation of GSF	R$ 28,623
Value of prepaid expenses to amortize with future risk premium	R$ 28,623
Foz Do Areia [member] | Hydrological risk [member]
Disclosure of fair value measurement of assets [line items]
Physical guarantee (Average MW) | MW	576.000
Eligible amount of energy (Average MW) | MW	226.705
Amortization period of prepaid expenses	01.01.2016 to 12.31.2016
Grant extension period (intangible asset)	05.24.2023 to 09.17.2023
Asset value to recover as renegotiation of GSF	R$ 66,628
Value of prepaid expenses to amortize with future risk premium	17,222
Value of intangible assets amortization over the concession period	R$ 49,406
Santa Clara and Fundoa [member] | Hydrological risk [member]
Disclosure of fair value measurement of assets [line items]
Physical guarantee (Average MW) | MW	135.400
Eligible amount of energy (Average MW) | MW	134.323
Amortization period of prepaid expenses	01.01.2016 to 04.22.2019
Grant extension period (intangible asset)	10.25.2036 to 05.28.2037
Asset value to recover as renegotiation of GSF	R$ 39,369
Value of prepaid expenses to amortize with future risk premium	30,326
Value of intangible assets amortization over the concession period	R$ 9,043